                                                       1933 Act File No. 2-10415
                                                       1940 Act File No. 811-1

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   106  ....................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   46  ....................................         X

                       FEDERATED STOCK AND BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X   immediately upon filing pursuant to paragraph (b).
    on ____________________ pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).
    on _________________ Pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

[Logo of Federated Investors]

Federated Stock and
Bond Fund, Inc.

PROSPECTUS

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January 31, 2004

CLASS A SHARES
CLASS B SHARES
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CLASS C SHARES

A mutual fund seeking to provide relative safety of capital with the possibility of long-term growth of capital and income by allocating investments primarily between equity and fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	5
What are the Fund's Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	9
What are the Specific Risks of Investing in the Fund?	15
What Do Shares Cost?	20
How is the Fund Sold?	24
How to Purchase Shares	24
How to Redeem and Exchange Shares	27
Account and Share Information	30
Who Manages the Fund?	31
Legal Proceedings	33
Financial Information	34

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio that is allocated between equity and fixed-income securities.

With regard to the portion of the Fund allocated to equity securities, the Fund invests primarily in securities of medium and large capitalization companies that offer superior growth prospects or of companies with stock that is undervalued.

With respect to the fixed-income portion of the portfolio, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund's investment adviser (the "Adviser") allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between total return and risk. The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Fund.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Investment Style Risks. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's share price may lag that of other funds using a different investment style.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

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  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on fixed-income securities with longer duration. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The equity and fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 8.33%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 10.50% (quarter ended June 30, 1997). Its lowest quarterly return was (8.73)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class A, Class B and Class C Shares are reduced to reflect applicable sales charges. Returns Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), both of which are broad-based market indexes, and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all of the Mutual Funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years	Start of Performance[1]
Class A Shares:
Return Before Taxes	(15.23)%	0.36%	6.87%	--
Return After Taxes on Distributions[2]	(15.95)%	(1.24)%	4.40%	--
Return After Taxes on Distributions and Sale of Fund Shares[2]	(9.33)%	(0.34)%	4.59%	--
Class B Shares:
Return Before Taxes	(15.80)%	0.41%	--	5.43%
Class C Shares:
Return Before Taxes	(11.88)%	0.73%	--	6.37%
S&P 500	(22.10)%	(0.59)%	9.34%	--
LBAB	10.25	7.55%	7.51%	--
LBFA	(10.41)%	1.19%	5.54%	--

1 The Fund's Class B and C Shares start of performance dates were August 30, 1996 and
April 19, 1993, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

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FEDERATED KAUFMANN FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B or Class C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.71%	0.71%	0.71%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses	0.35%	0.35%	0.33%
Total Actual Annual Fund Operating Expenses	1.31%	2.06%[1]	2.04%

1 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower expenses than Class B Shares.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$676	$942	$1,229	$2,042
Expenses assuming no redemption	$676	$942	$1,229	$2,042
Class B:
Expenses assuming redemption	$759	$1,046	$1,308	$2,198
Expenses assuming no redemption	$209	$ 646	$1,108	$2,198
Class C:
Expenses assuming redemption	$405	$ 733	$1,187	$2,445
Expenses assuming no redemption	$305	$ 733	$1,187	$2,445

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What are the Fund's Investment Strategies?

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The Fund's allocation between equity securities and fixed-income securities is based upon an analysis of general market and economic conditions. During normal market conditions, the equity allocation ranges from 45% to 75% of the portfolio and the fixed-income allocation ranges from 25% to 55% of the portfolio.

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With regard to the portion of the Fund allocated to equity securities, the Fund pursues its investment objective by investing primarily in equity securities of medium and large capitalization companies that offer superior growth prospects or companies with stock that is undervalued.

In selecting equity securities, the Adviser reviews potential issues, looking at criteria appropriate to the Fund's investment goals. Using its own quantitative process, the Adviser rates the future performance potential of equity securities. The Adviser evaluates each company's earnings potential, market valuation and expected long-term growth to narrow the list of attractive companies. The Adviser then evaluates factors which are important to the future performance of the security such as earnings quality. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company.

With respect to the fixed-income securities allocation, the Fund invests primarily in domestic investment grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Adviser seeks to enhance the performance of the Fund's fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is then weighed against the security's current spread credit risk and risk of prepayment in order to complete the analysis.

Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk.

The Adviser seeks the higher relative returns of mortgage-backed securities and corporate debt securities, when available, while attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage prepayment risk to the Fund by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage credit risk to the fund by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in non-investment grade fixed-income securities, non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The non-investment grade securities in which the Fund invests, which are rated BB+ or Ba1/BB+ or lower by a nationally recognized statistical rating organization (NRSRO), generally pay higher interest rates as compensation for the greater default risk attached to the securities.

When selecting the underlying investments, the Adviser can invest directly in individual securities or may invest in other funds advised by the adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Fund and may incur additional administrative expenses. Therefore, any investment by the Fund in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential of additional expenses.

Because the Fund refers to fixed-income and equity investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income and equity investments.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed-income securities in which the Fund invests.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market and currency risks, and may also expose the fund to liquidity and leverage risks.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities

Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

SPECIAL TRANSACTIONS

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Dollar rolls are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may invest in equity securities and in mortgaged-backed, high yield and certain international fixed-income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser belives that the benefits and efficiencies of this approch should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, a s a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

INVESTMENT STYLE RISK

  Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform other funds that employ a different style. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Growth stocks may be more volatile than other stocks because they are ore sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

  Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

INTEREST RATE RISKS

  Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed-income securities with comparable credit risks.
  Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increase prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed-income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A Shares	$1,500/$100	5.50%	0.00%
Class B Shares	$1,500/$100	None	5.50%
Class C Shares	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

Class C Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase of Class A Shares only may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  by you, your spouse, and your children under age 21; or
  of the same share class of two or more Federated funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares, Class C Shares and Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.The Fund declares and pays any dividends quarterly to shareholders.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors ("the Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fees for these services is paid by the Adviser and not by the Fund. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

John W. Harris

John W. Harris has been the Fund's Portfolio Manager since December 1999. He is Vice President of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

David P. Gilmore

David P. Gilmore has been the Fund's Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since October 1994. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

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Christopher J. Smith has been the Fund's Portfolio Manager since November 2001. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

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Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since September 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Gross income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC , the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material a dverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights -- Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Period Ended 11/30/2003 [1]	Year Ended October 31,
		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.32	$15.61	$17.22	$18.78	$18.71	$19.14
Income From Investment Operations:
Net investment income	0.02	0.31	0.39	0.48	0.55	0.55
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.11	1.71	(1.62)	(1.04)	0.48	0.45
Total from investment operations	0.13	2.02	(1.23)	(0.56)	1.03	1.00
Less Distributions:
Distributions from net investment income	(0.07)	(0.31)	(0.38)	(0.53)	(0.54)	(0.53)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.47)	(0.42)	(0.90)
Total distributions	(0.07)	(0.31)	(0.38)	(1.00)	(0.96)	(1.43)
Net Asset Value, End of Period	$17.38	$17.32	$15.61	$17.22	$18.78	$18.71
Total Return[2]	0.75%	13.08%	(7.32)%	(3.12)%	5.79%	5.35%

Ratios to Average Net Assets:
Expenses	1.26%[3,4]	1.31%[4]	1.26%[4]	1.31%	1.29%	1.25%
Net investment income	1.64%[3]	1.89%	2.32%	2.64%	2.98%	2.85%
Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$226,701	$224,461	$184,294	$175,854	$177,236	$209,985
Portfolio turnover	1%	74%	54%	28%	26%	46%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report dated for the year ended October 31, 2003 and the period ended November 30, 2003 which can be obtained free of charge.

Financial Highlights -- Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Period Ended 11/30/2003	Year Ended October 31,
	[1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.28	$15.58	$17.19	$18.75	$18.68	$19.10
Income From Investment Operations:
Net investment income	0.01	0.19	0.26	0.35	0.41	0.42
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.11	1.70	(1.62)	(1.05)	0.49	0.45
Total from investment operations	0.12	1.89	(1.36)	(0.70)	0.90	0.87
Less Distributions:
Distributions from net investment income	(0.04)	(0.19)	(0.25)	(0.39)	(0.41)	(0.39)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.47)	(0.42)	(0.90)
Total distributioNs	(0.04)	(0.19)	(0.25)	(0.86)	(0.83)	(1.29)
Net Asset Value, End of Period	$17.36	$17.28	$15.58	$17.19	$18.75	$18.68
Total Return[2]	0.68%	12.22%	(8.02)%	(3.85)%	5.02%	4.63%

Ratios to Average Net Assets:
Expenses	2.01%[3,4]	2.06%[4]	2.01%[4]	2.06%	2.04%	2.00%
Net investment income	0.89%[3]	1.14%	1.57%	1.89%	2.26%	2.10%
Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$72,412	$71,836	$59,165	$60,058	$48,898	$53,154
Portfolio turnover	1%	74%	54%	28%	26%	46%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report dated for the year ended October 31, 2003 and the period ended November 30, 2003 which can be obtained free of charge.

Financial Highlights -- Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Period Ended 11/30/2003	Year Ended October 31,
	[1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.24	$15.54	$17.15	$18.70	$18.63	$19.07
Income From Investment Operations:
Net investment income	0.01	0.19	0.26	0.35	0.41	0.42
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.11	1.70	(1.62)	(1.04)	0.49	0.43
Total from investment operations	0.12	1.89	(1.36)	(0.69)	0.90	0.85
Less Distributions:
Distributions from net investment income	(0.04)	(0.19)	(0.25)	(0.39)	(0.41)	(0.39)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.47)	(0.42)	(0.90)
Total distributions	(0.04)	(0.19)	(0.25)	(0.86)	(0.83)	(1.29)
Net Asset Value, End of Period	$17.32	$17.24	$15.54	$17.15	$18.70	$18.63
Total Return[2]	0.68%	12.25%	(8.03)%	(3.81)%	5.04%	4.52%

Ratios to Average Net Assets:
Expenses	2.01%[3,4]	2.04%[4]	2.01%[4]	2.06%	2.04%	2.00%
Net investment income	0.89%[3]	1.16%	1.57%	1.89%	2.26%	2.10%
Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,853	$27,731	$22,567	$24,032	$21,909	$20,385
Portfolio turnover	1%	74%	54%	28%	26%	46%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report dated for the year ended October 31, 2003 and the period ended November 30, 2003 which can be obtained free of charge.

A Statement of Additional Information (SAI) dated January 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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[Logo of Federated Investors]

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-1

Federated is a registered mark of Federated Investors, Inc.
2003 © Federated Investors, Inc.

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Cusip 313911109
Cusip 313911208
Cusip 313911307

8012905 (12/03)

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[Logo of Federated Investors]

Federated Stock and
Bond Fund, Inc.

PROSPECTUS

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January 31, 2004

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CLASS K SHARES

A mutual fund seeking to provide relative safety of capital with the possibility of long-term growth of capital and income by allocating investments primarily between equity and fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	5
What are the Fund's Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	15
What Do Shares Cost?	19
How is the Fund Sold?	20
How to Purchase Shares	21
How to Redeem and Exchange Shares	23
Account and Share Information	26
Who Manages the Fund?	27
Legal Proceedings	29
Financial Information	30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio that is allocated between equity and fixed-income securities.

With regard to the portion of the Fund allocated to equity securities, the Fund invests primarily in securities of medium- and large-capitalization companies that offer superior growth prospects or of companies with stock that is undervalued.

With respect to the fixed-income portion of the portfolio, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund's investment adviser (the "Adviser") allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between total return and risk. The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Fund.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Investment Style Risks. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's share price may lag that of other funds using a different investment style.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

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  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on fixed income securities with longer duration. Duration measures the price sensitivity of fixed-income security to changes in interest rates.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as much as the price of other fixed-income securities.

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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The equity and fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

The Fund's Class K Shares is a new class of shares, which commenced operations on April 8, 2003. The Fund offers three other classes of shares, Class A, Class B and Class C Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown in the bar chart below is for the Fund's Class A Shares, adjusted to reflect the expenses of the Class K Shares. This performance information will help you to analyze the Fund's investment risks in light of the historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes competitive performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class K Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 7.94%.

Within the period shown in the bar chart, the Fund's Class K Shares highest quarterly return was 10.38% (quarter ended June 30, 1997). Its lowest quarterly return was (8.84)% (quarter ended September 30, 2002).

Average Annual Total Return Table

As previously discussed, the Fund's Class K Shares is a new class of shares, which commenced operations on April 8, 2003. Accordingly, for period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Class A Shares, adjusted to reflect the expenses of the Class K Shares. Return Before Taxes is shown for the Class K Shares. In addition, Return After Taxes is shown for the Fund's Class K Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over stated periods and includes comparative performance information in the form of returns for the Standard and Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), both of which are broad-based market indexes, and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investm ent objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual Funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2002)

Fund:	1 Year	5 Years	10 Years
Return Before Taxes	(10.72)%	1.03%	6.98%
Return After Taxes on Distributions[1]	(11.32)%	(0.41)%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(6.56)%	0.28%	4.87%
S&P 500	(22.10)%	(0.59)%	9.34%
LBAB	10.25%	7.55%	7.51%
LBFA	(10.41)%	1.19%	5.54%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED STOCK AND BOND FUND, INC.

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Shareholder Fees	Class K
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.71%
Distribution (12b-1) Fee	0.50%
Shareholder Services Fee	None
Other Expenses	0.60%
Total Actual Annual Fund Operating Expenses	1.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$184	$569	$980	$2,127

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What are the Fund's Investment Strategies?

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The Fund's allocation between equity securities and fixed-income securities is based upon an analysis of general market and economic conditions. During normal market conditions, the equity allocation ranges from 45% to 75% of the portfolio and the fixed-income allocation ranges from 25% to 55% of the portfolio.

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With regard to the portion of the Fund allocated to equity securities, the Fund pursues its investment objective by investing primarily in equity securities of medium- and large-capitalization companies that offer superior growth prospects or companies with stock that is undervalued.

In selecting equity securities, the Adviser reviews potential issues, looking at criteria appropriate to the Fund's investment goals. Using its own quantitative process, the Adviser rates the future performance potential of equity securities. The Adviser evaluates each company's earnings potential, market valuation and expected long-term growth to narrow the list of attractive companies. The Adviser then evaluates factors which are important to the future performance of the security such as earnings quality. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company.

With respect to the fixed-income securities allocation, the Fund invests primarily in domestic investment grade debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Adviser seeks to enhance the performance of the Fund's fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is then weighed against the security's current spread credit risk and risk of prepayment in order to complete the analysis.

Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk.

The Adviser seeks the higher relative returns of mortgage-backed securities and corporate debt securities, when available, while attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage prepayment risk to the Fund by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage credit risk to the fund by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in non-investment grade fixed-income securities, non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The non-investment grade securities in which the Fund invests, which are rated BB+ or Ba1/BB+ or lower by a nationally recognized statistical rating organization (NRSRO), generally pay higher interest rates as compensation for the greater default risk attached to the securities.

When selecting the underlying investments, the Adviser can invest directly in individual securities or may invest in other funds advised by the adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Fund and may incur additional administrative expenses. Therefore, any investment by the Fund in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential of additional expenses.

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Because the Fund refers to fixed-income and equity investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income and equity investments.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed-income securities in which the Fund invests:

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rate share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks.

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DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market and currency risks, and may also expose the fund to liquidity and leverage risks.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities

Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

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SPECIAL TRANSACTIONS

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Dollar rolls are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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The Fund may invest in equity securities and in mortgaged-backed, high yield and certain international fixed-income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, a s a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

INVESTMENT STYLE RISK

  Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform other funds that employ a different style. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Growth stocks may be more volatile than other stocks because they are ore sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

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RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

  Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

INTEREST RATE RISKS

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  Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed-income securities with comparable credit risks.
  Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increase prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed-income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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  Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

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  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund's Class K Shares do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

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The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through investment professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the fund.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares, Class C Shares and Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and

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  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at
1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Directors ("the Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fees for these services is paid by the Adviser and not by the Fund. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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John W. Harris

John W. Harris has been the Fund's Portfolio Manager since December 1999. He is Vice President of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

David P. Gilmore

David P. Gilmore has been the Fund's Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

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Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since October 1994. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since November 2001. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

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Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since September 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

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Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Gross income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights -- Class K Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Period Ended 11/30/2003 [1]	Period Ended 10/31/2003 [2]
Net Asset Value, Beginning of Period	$17.32	$15.61
Income From Investment Operations:
Net investment income	0.01	0.10
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.10	1.71

Total from investment operations	0.11	1.81

Less Distributions:
Distributions from net investment income	(0.05)	(0.10)

Net Asset Value, End of Period	$17.38	$17.32

Total Return[3]	0.64%	11.64%

Ratios to Average Net Assets:
Expenses	1.78%[4,5]	1.81%[4,5]

Net investment income	1.14%[4]	1.39%[4]

Expense waiver/reimbursement[6]	0.01%[4]	0.00%[4,7]

Supplemental Data:
Net assets, end of period (000 omitted)	$0 [8]	$0 [8]

Portfolio turnover	1%	74%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to
October 31, 2003.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $1,000.

Futher information about the Fund's performance is contained in the Fund's Annual report, dated for the year ended October 31, 2003 and the period ended November 30, 2003 which can be obtained free of charge.

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

A Statement of Additional Information (SAI) dated January 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-1

Federated is a registered mark of Federated Investors, Inc.
2003 © Federated Investors, Inc.

Cusip 313911406

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28204 (01/04)


FEDERATED STOCK AND BOND FUND, INC.

Statement of Additional Information

January 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class K Shares

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectuses for Federated Stock and Bond Fund, Inc.
(Fund),  dated January 31, 2004.  This SAI  incorporates by reference the Fund's
Annual Report.  Obtain the  prospectuses  or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
8012905B (1/04)

HOW IS THE FUND ORGANIZED?

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The Fund is a  diversified  open-end,  management  investment  company  that was established under the laws of the State of Maryland on October 31, 1934.

The Board of Directors (the Board) has established four classes of shares of the
Fund, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares
(Shares).  This SAI  relates to all  classes of  Shares.  The Fund's  investment adviser is Federated Equity Management Company of Pennsylvania (Adviser).  Prior
to January 01, 2004,  Federated  Investment  Management  Company was  investment adviser to the Fund.  Both the current adviser and the former adviser are wholly owned subsidiaries of Federated Investors Inc., (Federated).


SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities  represent a share of an issuer's  earnings and assets,  after the issuer  pays its  liabilities.  The Fund  cannot  predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following describes the types of equity securities in which the Fund invests:

Common Stocks

Common  stocks are the most  prevalent  type of equity  security.  Common stocks receive  the  issuer's  earnings  after the issuer  pays its  creditors  and any preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified  dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate  in dividends  and  distributions  paid on common  stock.  Preferred stocks may also  permit the issuer to redeem the stock.  The Fund may also treat such redeemable preferred stock as a fixed-income security.

Interests in Other Limited Liability Companies

Entities such as limited  partnerships,  limited liability  companies,  business trusts and companies  organized  outside the United States may issue  securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs  are real  estate  investment  trusts  that  lease,  operate  and  finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit  their  operations  and  distribute  most of their  income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants  give the Fund the option to buy the issuer's  equity  securities  at a specified price (the exercise price) at a specified  future date (the expiration date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.
Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

Fixed-Income Securities

Fixed-income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities  provide more regular  income than equity  securities.  However,  the returns on fixed-income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed-income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed-income  securities in which the Fund invests:

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government sponsored entity acting under federal authority (a "GSE"). The United
States  supports some GSEs with its full,  faith and credit.  Other GSEs receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

     The Fund treats  mortgage-backed  securities  guaranteed  by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not  reduce  the  market  and  prepayment  risks of  these  mortgage-backed securities.

Corporate Debt Securities

Corporate debt  securities  are  fixed-income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third  party,  such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term  securities,  even though their stated maturity may extend beyond one year.

Municipal Securities

Municipal securities are issued by states, counties,  cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage-Backed Securities

The Fund may invest in  mortgage-backed  securities  primarily  by  investing in another mutual fund that owns  securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Fund and may incur  additional  administrative  expenses.  The Fund may also  invest  in such securities directly.

Mortgage-backed  securities  represent  interests  in  pools of  mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed  securities  come in a  variety  of forms.  Many have  extremely
complicated  terms.  The  simplest  form  of   mortgage-backed   securities  are
pass-through  certificates.  An  issuer  of  pass-through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its  fees  and  expenses  and  passes  the  balance  of the  payments  onto  the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.
As a result,  the  holders  assume all the  prepayment  risks of the  underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

CMOs,  including interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments from an underlying  pass-through  certificate among holders of different classes of mortgage-backed  securities.  This creates different prepayment and market risks for each CMO class.

Sequential CMOs

In a sequential  pay CMO, one class of CMOs receives all principal  payments and prepayments.  The next class of CMOs receives all principal  payments  after the first class is paid off. This process repeats for each sequential  class of CMO.
As a result,  each class of sequential pay CMOs reduces the prepayment  risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization  classes (TACs).  PACs and TACs are issued with companion  classes.
PACs and TACs receive  principal  payments and  prepayments at a specified rate.
The companion  classes receive  principal  payments and prepayments in excess of the specified rate. In addition,  PACs will receive the companion classes' share of principal  payments,  if  necessary,  to cover a shortfall in the  prepayment rate.  This helps PACs and TACs to control  prepayment  risks by increasing  the risks to their companion classes.

IOs and POs

CMOs may  allocate  interest  payments to one class  (Interest  Only or IOs) and principal  payments to another class  (Principal  Only or POs).  POs increase in value when prepayment  rates increase.  In contrast,  IOs decrease in value when prepayments  increase,  because the underlying  mortgages generate less interest payments.  However,  IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Floaters and Inverse Floaters

Another variant  allocates  interest  payments  between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as  LIBOR.  The other  class  (Inverse  Floaters)  receives  any  remaining interest  payments from the underlying  mortgages.  Floater classes receive more interest (and Inverse Floater classes receive  correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse  Floater class,  reducing the price  volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments  received from the underlying  mortgages to some class. To capture any unallocated  payments,  CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens,  holders of Z class
CMOs receive all  payments  and  prepayments.  Similarly,  REMICs have  residual interests  that receive any mortgage  payments  not  allocated to another  REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the  performance of the underlying  pool of mortgages,  which no one can predict and will vary among pools.

Asset-Backed Securities

Asset-backed  securities  are  payable  from  pools of  obligations  other  than mortgages.  Most  asset-backed  securities  involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets  (including  other  fixed-income  securities)  may be used to  create  an asset-backed security.  Asset-backed  securities may take the form of commercial paper,  notes,  or  pass  through  certificates.  Asset-backed  securities  have prepayment  risks.  Like CMOs,  asset-backed  securities may be structured  like
Floaters, Inverse Floaters, IOs and POs.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts

Insurance contracts include guaranteed investment contracts,  funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

Zero Coupon Securities

Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount  paid at  maturity  represents  interest  on the  zero  coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the market and credit risks of a zero coupon security.

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest  bearing  bonds by  separating  the right to receive the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the most common forms of stripped  zero coupon  securities.  In  addition,  some securities give the issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Credit Enhancement

The Fund may invest in tax exempt  securities  with credit  enhancement.  Credit enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives  reimbursement from the issuer.  Normally,  the credit enhancer has greater financial  resources and liquidity than the issuer. For this reason, the
Adviser  usually  evaluates  the credit risk of a  fixed-income  security  based solely upon its credit enhancement.

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed-income  security. If a default  occurs,  these assets may be sold and the proceeds paid to security's holders.  Either form of credit  enhancement  reduces  credit risks by providing another source of payment for a fixed-income security.

Convertible Securities

Convertible securities are fixed-income  securities that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds  the  conversion  price.  For  example,  the  Fund  may hold fixed-income  securities that are  convertible  into shares of common stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed-income securities.

Convertible   securities   have  lower  yields  than   comparable   fixed-income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

The  Fund  treats  convertible   securities  as  both  fixed-income  and  equity
securities for purposes of its investment  policies and limitations,  because of their unique characteristics.


Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate, stock market,  currency risks and credit risk and may also expose the Fund to liquidity and leverage  risks.  OTC contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the  definition  of the term  "commodity  pool  operator"  under  the  Commodity
Exchange Act and,  therefore,  is not subject to registration or regulation as a commodity  pool  operator  under  that Act.  Futures  contracts  traded  OTC are frequently  referred to as forward  contracts.  The Fund can buy or sell futures contracts on portfolio  securities  or financial  futures  contracts  (including index futures) and engage in foreign currency forward contracts.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  The seller (or  writer) of the option  receives a payment,  or premium, from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises)  the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide  variety of  underlying  assets or  instruments,
including  financial  indices,   individual  securities,  and  other  derivative
instruments,  such as futures  contracts.  Options  that are  written on futures contracts  will be subject to margin  requirements  similar to those  applied to futures contracts.

The Fund may buy/sell the following types of options:

Call Options

A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer)  of the option.  The Fund may use call  options in the following ways:

|X|  Buy  call  options  on  indices,  individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation  of an  increase  in the  value  of the  underlying  asset  or instrument; and

|X|  Write  call  options  on  indices,  portfolio  securities,  index  futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from  premiums,  and in  anticipation  of a decrease or only limited increase in the value of the  underlying  asset.  If a call  written by the
     Fund is exercised,  the Fund foregoes any possible  profit from an increase in the market price of the  underlying  asset over the exercise  price plus the premium received.

Put Options

A put  option  gives the holder  the right to sell the  underlying  asset to the writer of the option. The Fund may use put options in the following ways:

|X|  Buy  put  options  on  indices,   individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation of a decrease in the value of the underlying asset; and

When the Fund writes options on futures contracts,  it will be subject to margin requirements similar to those applied to futures contracts.


Hybrid Instruments

Hybrid  instruments  combine  elements  of  derivative  contracts  with those of another security  (typically a fixed-income  security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also  include  convertible  securities  with  conversion  terms  related  to  an underlying asset or benchmark.

The risks of investing in hybrid instruments  reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid  instrument may entail significant risks in addition to those associated with traditional  fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the  particular  hybrid,  it may expose the Fund to leverage risks or carry liquidity risks.

Swaps

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the returns  derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties  might not own the assets  underlying  the swap.  The  payments  are usually made on a net basis so that,  on any given day,  the Fund would  receive
(or pay) only the amount by which its  payment  under the  contract is less than
(or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated instruments that can take many different forms, and are known by a variety of names including  caps,  floors,  and collars.  Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated  principal amount of fixed-income  securities,  in return for payments equal to a different fixed or floating rate times the same principal  amount,  for a specific period.
For  example,  a $10  million  LIBOR  swap  would  require  one party to pay the equivalent of the London Interbank Offer Rate of interest (which  fluctuates) on
$10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


Credit Default Swaps

Credit default swaps are agreements  between two parties  whereby one party (the
"protection  buyer")  agrees  to make  regular  payments  over  the  term of the
agreement  to  another  party  (the  "protection  seller"),   provided  that  no
designated  event of default on an underlying  obligation  has  occurred.  If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or "par value," of the reference obligation in exchange for the reference  obligation.  The fund may be either the  protection  buyer or the protection  seller in a credit  default swap. If the fund is a protection  buyer and no event of default occurs,  the fund will lose its entire investment in the swap  agreement  (i.e.,  An amount equal to the payments made to the  protection seller).  However, if an event of default occurs, the fund (as protection buyer)
will deliver the  underlying  obligation and receive a payment equal to the full notional value of the  underlying  asset,  even though the underlying  asset may have  little or no value.  If the fund is the  protection  seller and no default occurs, then the fund will receive a fixed rate of income throughout the term of the agreement.  However,  if an event of default occurs, the fund (as protection seller) will pay the  protection  buyer the full notional value of the reference obligation and receive the underlying  obligation.  Credit default swaps involve greater risks than if the fund invested directly in the underlying obligation.


Caps and Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (Cap) or below  (Floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are  contracts in which one party agrees to make  payments of the total return from the  underlying  asset  during the  specified  period,  in return for payments  equal to a fixed or floating  rate of interest or the total return from another underlying asset.

CURRENCY SWAPS

Currency  swaps are contracts  which provide for interest  payments in different currencies. The parties might agree to exchange the notional principal amount as well.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including  the  securities  of money  market  funds,  as an  efficient  means of carrying  out its  investment  policies.  It  should  be noted  that  investment companies incur certain  expenses,  such as management fees, and therefore,  any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Special Transactions

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase  prices.  Therefore,  delayed delivery  transactions  create market risks for the Fund.  Delayed delivery  transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other  delayed  delivery  transactions,  a seller  agrees to issue a TBA security at a future date.  However,  the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example,  in a TBA mortgage-backed  transaction,  the
Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  The seller would not  identify  the specific  underlying mortgages until it issues the security. TBA mortgage-backed  securities increase market  risks  because  the  underlying  mortgages  may be less  favorable  than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions  where the Fund sells  mortgage-backed  securities with a commitment to buy similar, but not identical,  mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA  mortgage-backed  securities.  Dollar  rolls are subject to market risks and credit risks.

Securities Lending

The Fund may lend portfolio  securities to borrowers  that the Fund's  custodian deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the  equivalent  of any  dividends  or interest  received on the loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks. These transactions may create leverage risks.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such obligations entering into an offsetting  derivative contract or terminating a  special  transaction.  This  may  cause  the Fund to miss  favorable  trading
opportunities   or  to  realize  losses  on  derivative   contracts  or  special
transactions.

Investment Ratings

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally  recognized rating services.  For example,  Standard & Poor's (S&P), a rating service,  assigns ratings to investment  grade  securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal  (default)
when due on each  security.  Lower credit  ratings  correspond  to higher credit risk. If a security has not received a rating,  the Fund must rely entirely upon the Adviser's  credit  assessment  that the security is comparable to investment grade.  If a security is downgraded  below the minimum  quality grade  discussed above,  the Adviser will  reevaluate  the security,  but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Stock Market Risks

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations  could be a  sustained  trend or a  drastic  movement.  The  Fund's portfolio  will  reflect  changes in prices of  individual  portfolio  stocks or general changes in stock  valuations.  Consequently,  the Fund's Share price may decline.

The  Adviser  attempts to manage  market  risk by  limiting  the amount the Fund invests in each company's equity securities.  However,  diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Investment Style Risks

The  Fund  may   employ  a   combination   of  styles   that   impact  its  risk
characteristics,  such as growth and value investing. Due to the Fund's style of investing,  the Fund's share price may lag that of other funds using a different investment style.

Liquidity Risks

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an  investment  opportunity,  any of which  could have a negative  effect on the
Fund's  performance.  Infrequent  trading  of  securities  may  also  lead to an increase in their price volatility.

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security  or close out a  derivative  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Risks Related to Company Size

Generally,  the smaller the market  capitalization  of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price. Market  capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market  capitalizations  also tend to have unproven track records, a limited product or service base and limited access to capital.  These factors also increase  risks and make these  companies  more likely to fail than companies with larger market capitalizations.

Sector Risks

Companies  with  similar  characteristics  may  be  grouped  together  in  broad categories called sectors.  Sector risk is the possibility that a certain sector may  under  perform  other  sectors  or the  market as a whole.  As the  Adviser allocates  more of the Fund's  portfolio  holdings to a particular  sector,  the
Fund's  performance will be more susceptible to any economic,  business or other developments which generally affect that sector.

The specific risks associated with fixed-income securities are as follows:

Interest Rate Risks

Prices of  fixed-income  securities  rise and fall in response to changes in the interest rate paid by similar securities.  Generally,  when interest rates rise, prices of fixed-income  securities fall.  However,  market factors,  such as the demand for particular  fixed-income  securities,  may cause the price of certain fixed-income  securities  to fall while the prices of other  securities  rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the  price of  fixed-income securities with longer  durations.  Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Credit Risks

Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the Fund will lose money.

Many fixed-income  securities receive credit ratings from NRSROs such as S&P and Moody's  Investors  Service.  These NRSROs  assign  ratings to securities by assessing the likelihood of issuer default.  Lower credit ratings  correspond to higher  perceived  credit risk and higher  credit  ratings  correspond  to lower perceived credit risk.  Credit ratings do not provide  assurance against default or other loss of money.  If a security has not received a rating,  the Fund must rely entirely on the Adviser's credit assessment.

Fixed-income  securities  generally compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction  or prevent  the Fund from  selling or buying  other securities to implement its investment strategy.

Call Risk

Call risk is the possibility  that an issuer may redeem a fixed-income  security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an  investment  opportunity,  any of which  could have a negative  effect on the
Fund's  performance.  Infrequent  trading  of  securities  may  also  lead to an increase in their price volatility.

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security when it wants to. If this happens,  the Fund will be required to continue to hold the security and the Fund could incur losses.

Risks of Foreign Investing

Foreign  securities pose additional  risks because foreign economic or political conditions may be less favorable than those of the United States.  Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information  (including financial  statements)
as  frequently  or to as great an  extent as  companies  in the  United  States.
Foreign  companies may also receive less coverage than U.S.  companies by market analysts and the  financial  press.  In  addition,  foreign  countries  may lack uniform  accounting,  auditing and financial  reporting  standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining  information  concerning foreign companies  that  is as  frequent,  extensive  and  reliable  as the  information available concerning companies in the United States.

Foreign  countries may have  restrictions on foreign  ownership of securities or
may  impose  exchange  controls,   capital  flow  restrictions  or  repatriation
restrictions   which  could  adversely   affect  the  liquidity  of  the  Fund's
investments.


Risks of Investing in Derivatives Contracts

The Fund's  use of  derivative  contracts  involves  risks  different  from,  or
possibly  greater  than,  the  risks  associated  with  investing   directly  in
securities and other traditional investments. First, changes in the value of the derivative  contracts  in which  the Fund  invests  may not be  correlated  with changes in the value of the underlying asset or if they are correlated, may move in the  opposite  direction  than  originally  anticipated.  Second,  while some strategies  involving  derivatives  may reduce  the risk of loss,  they may also reduce  potential  gains or,  in some  cases,  result  in  losses by  offsetting favorable price  movements in portfolio  holdings.  Third,  there is a risk that derivatives  contracts may be mispriced or  improperly  valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Finally, derivative  contracts may cause the Fund to realize increased ordinary income or short-term  capital  gains  (which are  treated as  ordinary  income for Federal income tax purposes) and, as a result,  may increase  taxable  distributions  to shareholders.  Derivative  contracts may also involve  other risks  described in this prospectus, such as stock market, credit, liquidity and leverage risks.


Risks Associated with Noninvestment Grade Securities

Securities rated below  investment  grade,  also known as junk bonds,  generally entail  greater  market,  credit  and  liquidity  risks  than  investment  grade securities. For example, their prices are more volatile,  economic downturns and financial  setbacks may affect their prices more  negatively,  and their trading market may be more limited.

Fundamental Investment Objective

The Fund's  investment  objective is to provide  relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current  income.  The  investment  objective  may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund  will not sell any  securities  short or  purchase  any  securities  on margin.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities, except as permitted by its investment objective  and  policies,  and  except  that  the Fund may  enter  into  reverse repurchase  agreements and otherwise  borrow up to one-third of the value of its net assets  including  the amount  borrowed,  as a temporary,  extraordinary  or emergency  measure or to facilitate  management of the portfolio by enabling the
Fund to meet redemption  requests when the liquidation of portfolio  instruments would be  inconvenient or  disadvantageous.  This practice is not for investment leverage.

Diversification of Investments

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash,  cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities,  and securities of other investment companies)
if as a result more than 5% of the value of its total  assets  would be invested in the  securities  of  that  issuer,  or it  would  own  more  than  10% of the outstanding voting securities of that issuer.

Investing in Commodities, Commodity Contracts, or Real Estate

The Fund will not invest in commodities,  commodity  contracts,  or real estate, provided, that the Fund may acquire securities of real estate investment trusts, and marketable securities of companies which may represent indirect interests in real  estate,  and any  investment  security  which  derives its value from real estate.

Underwriting

The Fund will not engage in  underwriting  or agency  distribution of securities issued by others.

Lending Cash or Securities

The Fund will not lend any assets except portfolio  securities.  The purchase of
corporate  or  government  bonds,  debentures,   notes  or  other  evidences  of
indebtedness shall not be considered a loan for purposes of this limitation.

Concentration of Investments

The Fund will not  invest  more  than 25% of the  value of its  total  assets in securities  of companies in any one industry.  However,  with respect to foreign governmental securities,  the Fund reserves the right to invest up to 25% of its total assets in fixed-income  securities of foreign  governmental  units located within an individual  foreign nation and to purchase or sell various  currencies on either a spot or forward basis in connection with these investments.

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following  limitations,  however, may be changed by the Board without shareholder  approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

The Fund will  limit  investments  in  illiquid  securities,  including  certain restricted securities determined by the Directors to be illiquid  non-negotiable time  deposits,  unlisted  options,  and  repurchase  agreements  providing  for settlement in more than seven days after notice, to 15% of its net assets.

Acquiring Securities

The  Fund  will not  invest  in  securities  of a  company  for the  purpose  of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such restriction.  The Fund did not  borrow  money or lend  portfolio  securities  in excess of 5% of the value of its net assets  during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings and loan having capital,  surplus, and undivided profits in excess of
$100,000,000  at the time of  investment  to be "cash  items."  Cash  items  may include short-term  obligations such as:  obligations of the U.S.  government or its agencies or instrumentalities; and repurchase agreements.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for  fixed-income  securities,  according to the mean between bid and asked prices  as  furnished  by  an  independent  pricing  service,  except  that fixed-income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all  securities and other assets of the Fund. The NAV for each class of
Shares may  differ due to the  variance  in daily net  income  realized  by each class.  Such  variance  will  reflect  only  accrued  net  income  to which  the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts (Class A Shares)

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases  (Class A Shares)

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases (Class A Shares)

You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares)

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

     o    the Directors,  employees and sales  representatives  of the Fund, the
          Adviser, the Distributor and their affiliates;

     o    any  associated  person  of an  investment  dealer  who  has  a  sales agreement with the Distributor; and

     o    trusts, pension or profit-sharing plans for these individuals.


Reorganizations (Class A Shares)

Class  A  Shares  may be  purchased  without  an  initial  sales  charge  by any shareholder  that  originally  became a shareholder  of the fund pursuant to the terms of an agreement and plan of reorganization  which permits  shareholders to acquire shares at NAV.

Purchases Through Omnibus Accounts (Class C Shares)

Class C Shares may be purchased  without an initial sales charge by any investor
who  buys  Class  C  Shares   through  an  omnibus   account  with  a  financial
intermediary,  such as a broker or a bank,  that does not  accept or charge  the initial sales charge.


Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Directors,  employees,  and sales  representatives of the Fund, the Adviser,  the Distributor and their affiliates;  employees of any  investment  professional  that  sells  Shares  according  to  a  sales agreement  with the  Distributor;  and the immediate  family members of the above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and


Class B Shares Only

o    which  are  qualifying  redemptions  of Class B Shares  under a  Systematic
     Withdrawal Program; .

To keep the sales  charge as low as  possible,  the Fund  redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o    Shares held the longest (to  determine the number of years your Shares have been held,  include the time you held shares of other  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

Purchase Amount (Class A Shares)          Dealer Reallowance as a
                                          percentage of Public
                                          Offering Price
Less than $50,000                         5.00%
$50,000 but less than $100,000            4.00%
$100,000 but less than $250,000           3.25%
$250,000 but less than $500,000           2.25%
$500,000 but less than $1 million         1.80%
$1 million or greater                     0.00%

Class C Shares                            Dealer Reallowance
                                          as a Percentage of
                                          Public Offering Price
All Purchase Amounts                      1.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

Purchase Amount                Advance Commission
                               as a Percentage of
                               Public Offering Price
First $1 million - $5          0.75%
million
Next $5 million - $20          0.50%
million
Over $20 million               0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

Class B Shares
                                          Advance Commission
                                          as a Percentage of
                                          Public Offering Price
All Purchase Amounts                      Up to 5.50%
Class C Shares
                                          Advance Commission
                                          as a Percentage of
                                          Public Offering Price
All Purchase Amounts                      1.00%

RULE 12B-1 PLAN (Class B Shares, Class C Shares and Class K Shares)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition,  the Plan is integral to the multiple class  structure of the Fund,  which promotes the sale of Shares by providing a range of options to investors.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average  daily net assets  (Service
Fees) to investment  professionals or to Federated  Shareholder Services Company
(FSSC),  a subsidiary of Federated,  for providing  services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Fund reserves the right to determine  whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director  elections and other matters  submitted to  shareholders  for vote. All Shares of the Fund have equal voting rights,  except that in matters  affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of January 9, 2004, the following shareholders owned of record, beneficially, or both,  5% or more of  outstanding  Class A Shares:  Edward  Jones &  Co.,
Maryland Hts., MO, owned  approximately  3,618,983 Shares (27.76%),  and Lynspen
& Co., Birmingham, AL, owned approximately 669,813 Shares (5.13%).

As of January 9, 2004, the following shareholders owned of record, beneficially, or both,  5% or more of  outstanding  Class B Shares:  Edward  Jones &  Co.,
Maryland Hts. MO, owned approximately 768,115 Shares (18.62%).

As of January 9, 2004, the following shareholders owned of record, beneficially, or both,  5% or more of  outstanding  Class C Shares:  Edward  Jones &  Co.,
Maryland Hts., MO, owned approximately 82,008 Shares (5.18%); MLPF&S for the sole benefit of its customers,  Jacksonville,  FL, owned  approximately  134,742
Shares (8.51%),  and Banco Popular De Puerto Rico, San Juan, owned approximately
214,220 Shares (13.54%).

As of January 9, 2004, the following shareholders owned of record, beneficially, or  both,  5% or  more  of  outstanding  Class  K  Shares:  Federated  Advisors,
Pittsburgh PA, owned  approximately  6.4 Shares (42.01%);  Federated  Investors,
Pittsburgh,  PA, owned approximately 2.94 Shares (19.33%);  Federated Investors,
Pittsburgh,   PA,  owned  approximately  2.94  Shares  (19.33%),  and  Federated
Investors, Pittsburgh, PA, owned approximately 2.94 Shares (19.33%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund is  entitled  to a loss  carry-forward,  which may reduce  the  taxable income or gain that the Fund would realize,  and to which the shareholder  would be subject, in the future.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Fund  intends to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally  consists solely of the income generated by the securities in the portfolio,  whereas  tax-basis  income  includes,  in addition,  gains or losses attributable to currency fluctuation.  Due to differences in the book and tax treatment of fixed-income  securities denominated in foreign currencies,  it is difficult to project currency effects on an interim basis.  Therefore, to the
extent  that  currency   fluctuations  cannot  be  anticipated,   a  portion  of
distributions to shareholders  could later be designated as a return of capital, rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If the Fund  invests  in the stock of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented  by stock or  securities  of  foreign  corporations,  the Fund  will qualify for  certain  Code  provisions  that allow its  shareholders  to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

The Board is  responsible  for  managing  the Fund's  business  affairs  and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about  each  Board  member  and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Federated  Fund Complex  consists of 44 investment companies  (comprising 138 portfolios).  Unless otherwise noted, each Officer is elected  annually.  Unless  otherwise  noted,  each Board  member  oversees  all portfolios in the Federated  Fund Complex;  serves for an indefinite  term;  and also serves as a Board member of the  following  investment  company  complexes:
Banknorth Funds-four portfolios;  Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of December 2, 2003, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Class A, B, C Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

                   Principal                Aggregate       Aggregate       Total
Name               Occupation(s) for        Compensation    Compensation    Compensation
Birth Date         Past Five Years,         From Fund       from Fund       from Fund and
Address            Other Directorships      (one            past            Federated
Positions          Held and Previous        month           (fiscal         Fund Complex
Held with          Position(s)              period          year ended      past
Fund                                        ended           October         (calendar
Date Service                                November        31, 2003)       year)
Began                                       30, 2003)

                   Principal                    $0              $0               $0
John F.            Occupations:
Donahue*           Chairman and
Birth Date:        Director or Trustee
July 28, 1924      of the Federated
CHAIRMAN and       Fund Complex;
DIRECTOR           Chairman and
Began              Director, Federated
serving:           Investors, Inc.
December 1956

                   Previous Positions:
                   Trustee, Federated
                   Investment
                   Management Company
                   and Chairman and
                   Director, Federated
                   Investment
                   Counseling.

                   Principal                    $0              $0               $0
J.                 Occupations:
Christopher        Principal Executive
Donahue*           Officer and
Birth Date:        President of the
April 11,          Federated Fund
1949               Complex; Director or
PRESIDENT          Trustee of some of
and DIRECTOR       the Funds in the
Began              Federated Fund
serving:           Complex; President,
November 1998      Chief Executive
                   Officer and
                   Director, Federated
                   Investors, Inc.;
                   Chairman and
                   Trustee, Federated
                   Equity Management
                   Company of
                   Pennsylvania;
                   Trustee, Federated
                   Investment
                   Counseling; Chairman
                   and Director,
                   Federated Global
                   Investment
                   Management Corp.;
                   Chairman, Passport
                   Research, Ltd.;
                   Trustee, Federated
                   Shareholder Services
                   Company; Director,
                   Federated Services
                   Company.

                   Previous Positions:
                   President, Federated
                   Investment
                   Counseling;
                   President and Chief
                   Executive Officer,
                   Federated Investment
                   Management Company,
                   Federated Global
                   Investment
                   Management Corp. and
                   Passport Research,
                   Ltd.

                   Principal                  $97.12         $1,148.25        $148,500
Lawrence D.        Occupations:
Ellis, M.D.*       Director or Trustee
Birth Date:        of the Federated
October 11,        Fund Complex;
1932               Professor of
3471 Fifth         Medicine, University
Avenue             of Pittsburgh;
Suite 1111         Medical Director,
Pittsburgh,        University of
PA                 Pittsburgh Medical
DIRECTOR           Center Downtown;
Began              Hematologist,
serving:           Oncologist and
August 1987        Internist,
                   University of
                   Pittsburgh Medical
                   Center.

                   Other Directorships
                   Held: Member,
                   National Board of
                   Trustees, Leukemia
                   Society of America.

                   Previous Positions:
                   Trustee, University
                   of Pittsburgh;
                   Director, University
                   of Pittsburgh
                   Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

                   Principal                Aggregate       Aggregate       Total
Name               Occupation(s) for        Compensation    Compensation    Compensation
Birth Date         Past Five Years,         From Fund       from Fund       from Fund and
Address            Other Directorships      (one            past            Federated
Positions          Held and Previous        month           (fiscal         Fund Complex
Held with          Position(s)              period          year ended      past
Fund                                        ended           October         (calendar
Date Service                                November        31, 2003)       year)
Began                                       30, 2003)

                 Principal            $106.83          $1,263.06           $163,350
Thomas G.        Occupation:
Bigley           Director or
Birth            Trustee of the
Date:            Federated Fund
February         Complex.
3, 1934
15 Old           Other
Timber           Directorships
Trail            Held:
Pittsburgh,      Director,
PA               Member of
DIRECTOR         Executive
Began            Committee,
serving:         Children's
November         Hospital of
1994             Pittsburgh;
                 Director,
                 University of
                 Pittsburgh.

                 Previous
                 Position:
                 Senior
                 Partner, Ernst
                 & Young
                 LLP.

                 Principal            $106.83          $1,263.06           $163,350
John T.          Occupations:
Conroy, Jr.      Director or
Birth            Trustee of the
Date: June       Federated Fund
23, 1937         Complex;
Grubb            Chairman of
&            the Board,
Ellis/Investment Investment
Properties       Properties
Corporation      Corporation;
3838 North       Partner or
Tamiami          Trustee in
Trail            private real
Suite 402        estate
Naples, FL       ventures in
DIRECTOR         Southwest
Began            Florida.
serving:
August 1991      Previous
                 Positions:
                 President,
                 Investment
                 Properties
                 Corporation;
                 Senior Vice
                 President,
                 John R. Wood
                 and
                 Associates,
                 Inc.,
                 Realtors;
                 President,
                 Naples
                 Property
                 Management,
                 Inc. and
                 Northgate
                 Village
                 Development
                 Corporation.

                 Principal            $106.83          $1,263.06           $163,350
Nicholas         Occupation:
P.               Director or
Constantakis     Trustee of the
Birth            Federated Fund
Date:            Complex.
September
3, 1939          Other
175              Directorships
Woodshire        Held: Director
Drive            and Member of
Pittsburgh,      the Audit
PA               Committee,
DIRECTOR         Michael Baker
Began            Corporation
serving:         (engineering
November         and energy
1998             services
                 worldwide).

                 Previous
                 Position:
                 Partner,
                 Anderson
                 Worldwide SC.

                 Principal            $97.12           $1,148.25           $148,500
John F.          Occupation:
Cunningham       Director or
Birth            Trustee of the
Date:            Federated Fund
March 5,         Complex.
1943
353 El           Other
Brillo Way       Directorships
Palm             Held:
Beach, FL        Chairman,
DIRECTOR         President and
Began            Chief
serving:         Executive
November         Officer,
1998             Cunningham
                 & Co.,
                 Inc.
                 (strategic
                 business
                 consulting);
                 Trustee
                 Associate,
                 Boston College.

                 Previous
                 Positions:
                 Director,
                 Redgate
                 Communications
                 and EMC
                 Corporation
                 (computer
                 storage
                 systems);
                 Chairman of
                 the Board and
                 Chief
                 Executive
                 Officer,
                 Computer
                 Consoles,
                 Inc.;
                 President and
                 Chief
                 Operating
                 Officer, Wang
                 Laboratories;
                 Director,
                 First National
                 Bank of
                 Boston;
                 Director,
                 Apollo
                 Computer, Inc.

                 Principal            $97.12           $1,148.25           $148,500
Peter E.         Occupation:
Madden           Director or
Birth            Trustee of the
Date:            Federated Fund
March 16,        Complex;
1942             Management
One Royal        Consultant.
Palm Way
100 Royal        Other
Palm Way         Directorships
Palm             Held: Board of
Beach, FL        Overseers,
DIRECTOR         Babson College.
Began
serving:         Previous
August 1991      Positions:
                 Representative,
                 Commonwealth
                 of
                 Massachusetts
                 General Court;
                 President,
                 State Street
                 Bank and Trust
                 Company and
                 State Street
                 Corporation
                 (retired);
                 Director, VISA
                 USA and VISA
                 International;
                 Chairman and
                 Director,
                 Massachusetts
                 Bankers
                 Association;
                 Director,
                 Depository
                 Trust
                 Corporation;
                 Director, The
                 Boston Stock
                 Exchange.

                 Principal            $106.83          $1,263.06           $163,350
Charles F.       Occupations:
Mansfield,       Director or
Jr.              Trustee of the
Birth            Federated Fund
Date:            Complex;
April 10,        Management
1945             Consultant;
80 South         Executive Vice
Road             President, DVC
Westhampton      Group, Inc.
Beach, NY        (marketing,
DIRECTOR         communications
Began            and
serving:         technology)
November         (prior to
1998             9/1/00).

                 Previous
                 Positions:
                 Chief
                 Executive
                 Officer, PBTC
                 International
                 Bank; Partner,
                 Arthur Young
                 & Company
                 (now Ernst
                 & Young
                 LLP); Chief
                 Financial
                 Officer of
                 Retail Banking
                 Sector, Chase
                 Manhattan
                 Bank; Senior
                 Vice
                 President,
                 HSBC Bank USA
                 (formerly,
                 Marine Midland
                 Bank); Vice
                 President,
                 Citibank;
                 Assistant
                 Professor of
                 Banking and
                 Finance, Frank
                 G. Zarb School
                 of Business,
                 Hofstra
                 University.

John E.          Principal            $116.54          $1,377.88           $178,200
Murray,          Occupations:
Jr., J.D.,       Director or
S.J.D.           Trustee of the
Birth            Federated Fund
Date:            Complex;
December         Chancellor and
20, 1932         Law Professor,
Chancellor,      Duquesne
Duquesne         University;
University       Partner
Pittsburgh,      Murray, Houge
PA               and Lannis.
DIRECTOR
Began            Other
serving:         Directorships
February         Held:
1995             Director,
                 Michael Baker
                 Corp.
                 (engineering,
                 construction,
                 operations and
                 technical
                 services).

                 Previous
                 Positions:
                 President,
                 Duquesne
                 University;
                 Dean and
                 Professor of
                 Law,
                 University of
                 Pittsburgh
                 School of Law;
                 Dean and
                 Professor of
                 Law, Villanova
                 University
                 School of Law.

                 Principal            $97.12           $1,148.25           $148,500
Marjorie         Occupations:
P. Smuts         Director or
Birth            Trustee of the
Date: June       Federated Fund
21, 1935         Complex;
4905             Public
Bayard           Relations/Marketing
Street           Consultant/Conference
Pittsburgh,      Coordinator.
PA
DIRECTOR         Previous
Began            Positions:
serving:         National
January          Spokesperson,
1985             Aluminum
                 Company of
                 America;
                 television
                 producer;
                 President,
                 Marj Palmer
                 Assoc.; Owner,
                 Scandia Bord.

                 Principal            $97.12           $1,148.25           $148,500
John S.          Occupations:
Walsh            Director or
Birth            Trustee of the
Date:            Federated Fund
November         Complex;
28, 1957         President and
2604             Director, Heat
William          Wagon, Inc.
Drive            (manufacturer
Valparaiso,      of
IN               construction
DIRECTOR         temporary
Began            heaters);
serving:         President and
November         Director,
1998             Manufacturers
                 Products, Inc.
                 (distributor
                 of portable
                 construction
                 heaters);
                 President,
                 Portable
                 Heater Parts,
                 a division of
                 Manufacturers
                 Products, Inc.

                 Previous
                 Position: Vice
                 President,
                 Walsh &
                 Kelly, Inc.

OFFICERS**
-------------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Fund
Date Service Began
                              Principal Occupations: Executive Vice President of
Edward C. Gonzales            some of the Funds in the Federated Fund Complex;
Birth Date: October 22,       Vice Chairman, Federated Investors, Inc.; Trustee,
1930                          Federated Administrative Services.
EXECUTIVE VICE PRESIDENT
Began serving: June 1995      Previous Positions: President and Trustee or
                              Director of some of the Funds in the Federated Fund
                              Complex; CEO and Chairman, Federated Administrative
                              Services; Vice President, Federated Investment
                              Management Company, Federated Investment
                              Counseling, Federated Global Investment Management
                              Corp. and Passport Research, Ltd.; Director and
                              Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive
Birth Date: October 26,       Vice President, Secretary and Director, Federated
1938                          Investors, Inc.
EXECUTIVE VICE PRESIDENT
and SECRETARY                 Previous Positions: Trustee, Federated Investment
Began serving: June 1995      Management Company and Federated Investment
                              Counseling; Director, Federated Global Investment
                              Management Corp., Federated Services Company and
                              Federated Securities Corp.

                              Principal Occupations: Principal Financial Officer
Richard J. Thomas             and Treasurer of the Federated Fund Complex; Senior
Birth Date: June 17, 1954     Vice President, Federated Administrative Services.
TREASURER
Began serving: November       Previous Positions: Vice President, Federated
1998                          Administrative Services; held various management
                              positions within Funds Financial Services Division
                              of Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice
Richard B. Fisher             President of some of the Funds in the Federated
Birth Date: May 17, 1923      Fund Complex; Vice Chairman, Federated Investors,
VICE PRESIDENT                Inc.; Chairman, Federated Securities Corp.
Began serving: May 1976
                              Previous Positions: President and Director or
                              Trustee of some of the Funds in the Federated Fund
                              Complex; Executive Vice President, Federated
                              Investors, Inc. and Director and Chief Executive
                              Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of
Stephen F. Auth               this Fund and various other Funds in the Federated
Birth Date: September 3,      Fund Complex; Executive Vice President, Federated
1956                          Investment Counseling, Federated Global Investment
CHIEF INVESTMENT OFFICER      Management Corp., Federated Equity Management
Began serving: November       Company of Pennsylvania, Passport Research, Ltd.
2002                          and Passport Research II, Ltd.

                              Previous Positions: Senior Vice President, Global
                              Portfolio Management Services Division; Senior Vice
                              President, Federated Investment Management Company
                              and Passport Research, Ltd.; Senior Managing
                              Director and Portfolio Manager, Prudential
                              Investments.

                              John W. Harris has been the Fund's Portfolio
John W. Harris                Manager since December 1999.  He is Vice President
Birth Date: June 6, 1954      of the Fund. Mr. Harris initially joined Federated
VICE PRESIDENT                in 1987 as an Investment Analyst. He served as an
Began serving: DECEMBER       Investment Analyst and an Assistant Vice President
1999                          from 1990 through 1992 and as a Senior Investment
                              Analyst and Vice President through May 1993. After
                              leaving the money management field to travel
                              extensively, he rejoined Federated in 1997 as a
                              Senior Investment Analyst and became a Portfolio
                              Manager and an Assistant Vice President of the
                              Fund's Adviser in December 1998. In January 2000,
                              Mr. Harris became a Vice President of the Fund's
                              Adviser. Mr. Harris is a Chartered Financial
                              Analyst. He received his M.B.A. from the University
                              of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------------

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Director of the Fund,  served as President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
                                                                           Fiscal
                                                                           Year
                                                                           ended
                                                                           October
                                                                           31, 2003
                                                                           and one
                                                                           month
                                                                           period
                                                                           ended
Board     Committee                                                        November
Committee Members                                                          30, 2003
Executive                     In between meetings of the full                  1
          John F.             Board, the Executive Committee
          Donahue             generally may exercise all the powers
          John E.             of the full Board in the management
          Murray, Jr.,        and direction of the business and
          J.D., S.J.D.        conduct of the affairs of the Fund in
                              such manner as the Executive
                              Committee shall deem to be in the
                              best interests of the Fund.  However,
                              the Executive Committee cannot elect
                              or remove Board members, increase or
                              decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend
                              to shareholders any action requiring
                              shareholder approval.

Audit                         The Audit Committee reviews and                  5
          Thomas G.           recommends to the full Board the
          Bigley              independent auditors to be selected
          John T.             to audit the Fund`s financial
          Conroy, Jr.         statements; meets with the
          Nicholas P.         independent auditors periodically to
          Constantakis        review the results of the audits and
          Charles F.          reports the results to the full
          Mansfield,          Board; evaluates the independence of
          Jr.                 the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance
                              policies and programs, and the
                              related reports received from
                              regulators; reviews the Fund`s
                              internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation
                              issues; monitors inter-fund lending
                              transactions; reviews custody
                              services and issues and investigates
                              any matters brought to the
                              Committee's attention that are within
                              the scope of its duties.

Board ownership of shares in the fund and in the federated family of Investment companies AS OF DECEMBER 31, 2003

                                                                                                 Aggregate
                                                                                           Dollar Range of
                                                      Dollar Range of                      Shares Owned in
Interested                                               Shares Owned                  Federated Family of
Board Member Name                                             in Fund                 Investment Companies
John F. Donahue                                 $10,001.00-$50,000.00                        Over $100,000
J. Christopher Donahue                                           None                        Over $100,000
Lawrence D. Ellis, M.D.                            $1.00 - $10,000.00                        Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                 None                        Over $100,000
John T. Conroy, Jr.                                              None                        Over $100,000
Nicholas P. Constantakis                                         None                        Over $100,000
John F. Cunningham                                               None                        Over $100,000
Peter E. Madden                                                  None                        Over $100,000
Charles F. Mansfield, Jr.                                        None                   $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                                None                        Over $100,000
Marjorie P. Smuts                                                None                        Over $100,000
John S. Walsh                                                    None                        Over $100,000

---------------------------------------------------------------------------------------

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management  philosophy,  personnel and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.


Services Agreement

Federated  Advisory  Services  Company,  an affiliate  of the Adviser,  provides research,  quantitative analysis,  equity trading and transaction settlement and certain support  services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the Distributor and its affiliates.  The Adviser may also direct  certain  portfolio  trades to a broker  that,  in turn,  pays a portion of the  Fund's  operating  expenses.  The  Adviser  makes  decisions  on portfolio  transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security,  available investments or opportunities  for sales will be allocated among the Fund and the account(s)  in a manner  believed  by the  Adviser  to be  equitable.  While the coordination  and ability to participate in volume  transactions may benefit the
Fund, it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated  Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public  offerings  ("IPO") are made  independently  from any other  accounts,  and  much of  their  non-IPO  trading  may  also be  conducted independently from other accounts.

Research Services

Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended,  (October  31,  2003),  the Fund's  Adviser  directed brokerage  transactions  to  certain  brokers  due  to  research  services  they provided.  The total amount of these  transactions was $89,048,225 for which the
Fund paid $122,492 in brokerage commissions.

For the period  ended,  (November 30,  2003),  the Fund did not incur  brokerage commissions.


ADMINISTRATOR

Federated  Administrative  Services  (FAS), a subsidiary of Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  FAS provides  these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee               Average Aggregate Daily
                                         Net Assets of the Federated Funds
0.150 of 1%                              on the first $5 billion
0.125 of 1%                              on the next $5 billion
0.100 of 1%                              on the next $10 billion
0.075 of 1%                              on assets over $20 billion

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping  services with respect to
the  Fund's  portfolio   investments  for  a  fee  based  on  Fund  assets  plus
out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign  instruments  purchased by the Fund are held by foreign banks  participating  in a network  coordinated  by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
FSSC,  maintains all necessary  shareholder  records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent  auditor for the Fund,  Deloitte &  Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
                                                       For the Year
                                                          Ended
                                                       October 31,
                                                          2003

                                   For the                                                           For the Year
                               ne-Month Period                               For the Year               Ended
                               Ended November                                Ended October             October
                                  30, 2003                                     31, 2002                31,2001
   Advisory Fee Earned            $181,560             $2,012,467             $1,960,605             $1,850,689
  Advisory Fee Reduction             $0                  $8,159                   $0                     $0
Advisory Fee Reimbursement          $127                 $1,942                 $3,297                 $1,063
  Brokerage Commissions            $1,682               $207,810                $37,356                $68,679
    Administrative Fee             $22,131              $216,849               $207,171               $190,871
        12b-1 Fee:
      Class B Shares               $44,356              $476,275                  --                     --
      Class C Shares               $17.129              $182,880                  --                     --
      Class K Shares          $01                          $1                     --                     --
Shareholder Services Fee:
       Class A Shares              $46,347              $501,190                  --                     --
       Class B Shares              $14,785              $158,758                  --                     --
       Class C Shares              $5,710                $60,960                  --                     --

1. Represents less than $1.
------------------------------------------------------------------------------


Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.


Average Annual Total Returns and Yield

Total returns are given for the one-month  period ended  November 30, 2003,  and for the one-year ,  five-year,  ten-year or Start of  Performance  periods ended
October 31, 2003.

Yield is given for the 30-day period ended October 31, 2003.

------------------------------------------------------------------------------------------------------------------------

                                                30-Day Period
                                                 Ended October 31
                              One-Month
                            Period Ended
                             November 30                              1 Year          5 Years        10 Years
    Class A Shares:
      Total Return
       Before Taxes            (4.80)%               N/A               6.85%           1.35%           7.00%

      After Taxes on         ------------
      Distributions            (4.93)%               N/A               6.12%          (0.15)%          4.58%

      After Taxes on         ------------
    Distributions and
      Sale of Shares           (3.12)%               N/A               4.40%           0.30%           4.68%
         Yield                   N/A                1.22%               N/A             N/A             N/A

------------------------------------------------------------------------------------------------------------------------
                                                 30-Day Period
                                                 Ended October 31
                             One-Month
                            Period Ended                                                               Start of
                            November 30                                                                Performance
                                                                                                          on
                                                                      1 Year            5 Years        8/30/1996
    Class B Shares:
     Total Return
     Before Taxes             (4.82)%                N/A               6.72%             1.41%           6.37%
                              (4.89)%
    After Taxes on
     Distributions                                   N/A               6.25%             0.17%           4.20%

    After Taxes on          -------------
   Distributions and                                                                                     4.29%
    Sale of Shares            (3.13)%                N/A               4.33%             0.52%
         Yield                  N/A                 0.41%               N/A               N/A             N/A

------------------------------------------------------------------------------------------------------------------------

                                                 30-Day Period
                                                 Ended October
                              One-Month               31
                            Period Ended
                             November 30                               1 Year          5 Years         10 Years
    Class C Shares:
      Total Return
       Before Taxes            (1.29)%               N/A               10.12%           1.54%            6.66%

      After Taxes on         ------------
      Distributions         -  (1.37)%               N/A               9.65%            0.32%            4.48%

      After Taxes on         ------------
    Distributions and       -
      Sale of Shares           (0.84)%               N/A               6.54%            0.64%            4.49%
         Yield                   N/A                 0.6%               N/A              N/A              N/A

------------------------------------------------------------------------------------------------------------------------

                                                          30-Day Period
                                                         Ended October 31
                                 One-Month Period
                                 Ended November 30                                      Start of
                                                                                     Performance on
                                                                                        4/8/2003
       Class K Shares:
        Total Return
         Before Taxes                  0.64%                   N/A                       11.64%
        After Taxes on                 0.53%                                             11.40%
         Distributions                                         N/A

        After Taxes on
    Distributions and Sale                                                               7.56%
           of Shares                   0.41%                   N/A
            Yield                       N/A                   1.39%                       N/A

------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

Ranks funds in various fund categories by making comparative  calculations using total  return.  Total  return  assumes the  reinvestment  of all  capital  gains distributions  and income  dividends  and takes into  account  any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent  rating  service,  is the publisher of the bi-weekly  Mutual Fund
Values,  which rates more than 1,000  NASDAQ-listed  mutual  funds of all types, according to their risk-adjusted  returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
Composite index of common stocks in industry,  transportation, and financial and public utility  companies.  Can be used to compare to the total returns of funds whose  portfolios  are invested  primarily in common  stocks.  In addition,  the
S&P 500 assumes  reinvestments of all dividends paid by stocks listed on its index.  Taxes  due on any of  these  distributions  are  not  included,  nor are brokerage or other fees calculated in the S&P figures.

Lehman Brothers Aggregate Bond Index

An  unmanaged   index   composed  of   securities   from  the  Lehman   Brothers
Government/Corporate  Bond  Index,  Mortgage-Backed  Securities  Index  and  the
Asset-Backed     Securities     Index.     Total    return    comprises    price
appreciation/depreciation and income as a percentage of the original investment.
Indices are rebalanced monthly by market capitalization.

Investors may also consult the fund evaluation consulting universe listed below.
Consulting  universes  may be composed of pension,  profit-sharing,  commingled, endowment/foundation and mutual funds.

SEI  Balanced  Universe is composed of 916  portfolios  managed by 390  managers representing $86 billion in assets. To be included in the universe,  a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

In the  municipal  sector,  as of December 31, 2003,  Federated  managed 14 bond funds with  approximately  $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 32 years'  experience.  As of
December 31, 2003,  Federated  managed 36 equity  funds  totaling  approximately
$25.6 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2003,  Federated  managed 11 money market funds and 4 bond funds with assets  approximating $61.7 billion and
$3.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate in the  asset-backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In  the  government  sector,  as of  December  31,  2003,  Federated  managed  7 mortgage-backed,  3 multi-sector  government funds, 4  government/agency  and 19 government money market mutual funds,  with assets  approximating  $4.9 billion,
$0.9 billion,  $2.9 billion and $56.2 billion,  respectively.  Federated  trades approximately $90.4 billion in U.S.  government and  mortgage-backed  securities daily and places  approximately  $35 billion in repurchase  agreements each day.
Federated introduced the first U.S. government fund to invest in U.S. government bond  securities  in 1969.  Federated  has been a major  force in the short- and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2003,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.

Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 2003 and for the one-month period ended November 30, 2003 are incorporated  herein by reference to the Annual Report to Shareholders of Federated Stock and Bond Fund,
Inc. dated year ended October 31, 2003 and period ended November 30, 2003.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated Stock and Bond Fund, Inc.

Class A Shares
Class B Shares
Class C Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Equity Management Company
of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Sub-Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION

Item 23.
            (a)   (i)         Copy of Articles of Amendment dated January 18,
                              2000 to Articles of Incorporation of the
                              Registrant; (20)
            (b)   (i)         Copies of By-Laws of the Registrant as amended;
                              (14)
                  (ii)        Copy of Amendment #13 to the By-Laws of the
                              Registrant; (19)
                  (iii)       Copy of Amendment #14 to the By-Laws of the
                              Registrant; (19)
                  (iv)        Copy of Amendment #15 to the By-Laws of the
                              Registrant; (19)
                  (v)         Copy of Amendment #16 to the By-Laws of the Registrant; (22)
                  (vi)        Copy of Amendment #17 to the By-Laws of the Registrant (+)
            (c)   (i)         Copy of Specimen Certificate for Shares of Capital
                              Stock of the Registrant; (15)
                  (ii)        Copy of Specimen Certificate for Shares of Capital
                              Stock (Class B Shares) of the Registrant; (16)
                  (iii)       Copy of Specimen Certificate for Shares of Capital
                              Stock (Class C Shares) of the Registrant; (16)
            (d)   (i)         Conformed copy of Investment Advisory Contract of
                              the Registrant; (13)
                  (ii)        Conformed Copy of the Amendment to the Investment
                              Advisory Contract of the Registrant; (21)
                  (iii)       Conformed copy of Assignment of Investment
                              Advisory Contract of the Registrant; (+)
                  (iv)        Conformed copy of Sub-Advisory Agreement of the
                              Registrant; (+)
            (e)   (i)         Conformed copy of Distributor's Contract including
                              Exhibit A of the Registrant; (12)
                  (ii)        Conformed copy of Exhibit B to the Distributor's
                              Contract of the Registrant; (15)
                  (iii)       Conformed Copy of Distributor's Contract and
                              Exhibit 1 to the Distributor's Contract of the
                              Registrant; (18)
                  (iv)        The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service Agreement;
                              and Plan Trustee/Mutual Funds Service Agreement
                              from Item 24 (b) (6) of the Cash Trust Series II
                              Registration Statement on Form N-1A, filed with
                              the Commission on July 24, 1995. (File Numbers
                              33-38550 and 811-6269)
                   (v)        Conformed Copy of Amendment dated June 01, 2001 to the Distributor's Contract of the Registrant; (21)
                   (vi)       Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (23)
                   (vii)      Conformed copy of Exhibit C to the Distributor's Contract of the Registrant; (23)
                   (viii)     Conformed copy of Amendment dated October 01, 2003 to the Distributor's
                              Contract of the Registrant; (+)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of the
                              Registrant; (13)
                  (ii)        Conformed copy of Custodian Fee Schedule; (17)
            (h)   (i)         Conformed copy of Amended and Restated Shareholder
                              Services Agreement; (17)
                  (ii)        Conformed copy of Principal Shareholder Services
                              Agreement (Class B Shares); (18)
                  (iii)       Conformed copy of Shareholder Services Agreement
                              (Class B Shares); (18)
                  (iv)        The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference.
                  (v)         The Registrant hereby incorporates the conformed copy of the Second Amended and
                              Restated Shareholder Services Agreement from Item
                              (h)(v) of the Investment Series Funds, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on January 23, 2002. (Files Nos.
                              33-48847 and 811-07021);
                  (vi)        The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23(h)(vix)
                              of the Federated Index Trust Registration
                              Statement on form N-1A, filed with the Commission
                              on December 30, 2003. (File Nos. 33-33852 and
                              811-6061).
            (i)               Opinion and Consent of Counsel as to legality of shares being registered; (9)
            (j)               Conformed copy of Consent of Independent Auditors;
                              (+)
            (k)               Not applicable;
            (l)               Not applicable;
            (m)   (i)         Conformed copy of Distribution Plan including
                              Exhibit A of the Registrant; (15)
                  (ii)        Conformed Copy of Amendment dated October 24, 1997
                              to the Distribution Plan of the Registrant; (18)
                  (iii)       Conformed copy of Exhibit 1 Amendment to Distribution Plan of the Registrant (Class
                              B Shares); (18)
                  (iv)        The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference
            (n)               The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the Federated Income Securities Trust Registration
                              Statement on Form N-1A, filed with the Commission
                              on June 30, 2003. (File Nos. 33-3164 and 811-4577).
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (22)
                  (ii)        Conformed copy of Limited Power of Attorney of the
                              Registrant; (16)
                  (iii)       Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (22)
                  (iv)        Conformed copy of Power of Attorney of Treasurer
                              of the Registrant; (19)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons form
                              Item 23(p) of the Federated Institutional Trust
                              Registration Statement on Form N-1A filed with the
                              Commission on September 30, 2003. (File Nos.
                              33-54445 and 811-7193)

_______________________
+           All exhibits filed electronically.

9.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 52 filed on Form N-1 February 27, 1981.  (File Nos.  2-10415 and 811-1)

12.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 83 filed on Form N-1A December 28,  1993.(File  Nos.  2-10415 and 811-1)

13.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 85 filed on Form N-1A December 29,  1994.(File  Nos.  2-10415 and 811-1)

14.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 87 filed on Form N-1A December 27, 1995.  (File Nos.  2-10415 and 811-1)

15.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 88 filed on Form N-1A July 1, 1996.  (File Nos.  2-10415 and
     811-1)

16.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 91 filed on Form N-1A December 23, 1996.  (File Nos.  2-10415 and 811-1)

17.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 94 filed on Form N-1A October 31, 1997.  (File Nos.  2-10415 and 811-1)

18.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 96 filed on Form N-1A December 29, 1997.  (File Nos.  2-10415 and 811-1)

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 98 filed on Form N-1A December 30, 1998.  (File Nos.  2-10415 and 811-1)

20.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 101 filed on Form N-1A  December 28, 2000 (File Nos.  2-10415 and 811-1)

21.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 102 filed on Form N-1A  December 26, 2001 (File Nos.  2-10415 and 811-1)

22.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 103 filed on Form N-1A  December 30, 2002 (File Nos.  2-10415 and 811-1)

23.  Response is  incorporated  by  reference  to  Registrant's  Post  Effective
     Amendment No. 105 filed on Form N-1A April 01, 2003 (File Nos.  2-10415 and
     811-1)

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 25.    Indemnification (13)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue,
            (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty
            Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson,
            Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J. Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Diane R. Startari
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
     Federated  Investors Tower, 1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
     15222-3779.  These  individuals  are also  officers  of a  majority  of the investment  advisers to the  investment  companies  in the  Federated  Fund
     Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
          Registrant,  acts as principal  underwriter for the following open-end investment companies, including the Registrant:

          Cash Trust  Series,  Inc.;  Cash Trust  Series II;  Edward Jones Money
          Market  Fund;   Federated  American  Leaders  Fund,  Inc.;   Federated
          Adjustable Rate Securities Fund; Federated Core Trust;  Federated Core
          Trust II, L.P.; Federated Equity Funds;  Federated Equity Income Fund,
          Inc.;  Federated Fixed Income Securities,  Inc.; Federated GNMA Trust;
          Federated  Government Income Securities,  Inc.;  Federated High Income
          Bond  Fund,  Inc.;  Federated  High  Yield  Trust;   Federated  Income
          Securities  Trust;  Federated  Income  Trust;  Federated  Index Trust;
          Federated  Institutional Trust; Federated Insurance Series;  Federated
          International  Series,  Inc.; Federated Investment Series Funds, Inc.;
          Federated  Limited Duration  Government Fund, Inc.;  Federated Managed
          Allocation Portfolios;  Federated Municipal  Opportunities Fund, Inc.;
          Federated  Municipal   Securities  Fund,  Inc.;   Federated  Municipal
          Securities  Income  Trust;   Federated   Short-Term  Municipal  Trust;
          Federated  Premier  Intermediate   Municipal  Income  Fund;  Federated
          Premier  Municipal  Income Fund;  Federated Stock and Bond Fund, Inc.;
          Federated Stock Trust;  Federated  Total Return  Government Bond Fund;
          Federated Total Return Series,  Inc.;  Federated U.S.  Government Bond
          Fund; Federated U.S. Government Securities Fund: 1-3 Years;  Federated
          U.S. Government Securities Fund: 2-5 Years; Federated World Investment
          Series, Inc.;  Intermediate  Municipal Trust; Money Market Obligations
          Trust;  MTB Group of Funds;  Regions  Morgan  Keegan  Select Funds and
          SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________      ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:
                              Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

     All accounts and records  required to be maintained by Section 31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                ReedSmith LLP
                                          Investment Management Group
                                          (IMG)
                                          12th Floor
                                          Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

                                          (Notices should be sent to the Agent
                                          for service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder
Services Company                          P.O. Box 8600
("Transfer Agent, and Dividend            Boston, MA 02266-8600
Disbursing Agent ")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Equity                          Federated Investors Tower
Management Company of                     1001 Liberty Avenue
Pennsylvania                              Pittsburgh, PA 15222-3779
("Adviser")

State Street Bank and Trust Company
("Custodian")                             P.O. Box 8600
                                          Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable

Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c)
of the 1940 Act with  respect to the  removal of  Directors  and the  calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant,  FEDERATED STOCK AND BOND FUND,
INC.,  certifies that it meets all of the requirements for effectiveness of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
22nd day of January 2004.

                       FEDERATED STOCK AND BOND FUND, INC.

                  BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                  January 22, 2004

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                                    TITLE                        DATE

By:/s/ Todd P. Zerega
Todd P. Zerega                              Attorney In Fact             January 22, 2004
ASSISTANT SECRETARY                         For the Persons
                                            Listed Below

John F. Donahue*                            Chariman and Director

J. Christopher Donahue*                     President and Director
                                            (Principal Executive Officer)

Richard J. Thomas *                         Treasurer
                                            (Principal Financial Officer)

Stephen F. Auth*                            Chief Investment Officer

Thomas G. Bigley*                           Director

John T. Conroy, Jr.*                        Director

Nicholas P. Constantakis*                   Director

John F. Cunningham*                         Director

Lawrence D. Ellis, M.D.*                    Director

Peter E. Madden*                            Director

Charles F. Mansfield, Jr*                   Director

John E. Murray, Jr., J.D., S.J.D.*          Director

Marjorie P. Smuts*                          Director

John S. Walsh*                              Director

*  By Power of Attorney